Financial instruments - Summary of Balances of the Non-Marketable Instruments Measured at Fair Value Through Other Comprehensive Income by Major Sector Categories (Detail) - Non Marketable Equity Instruments [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Entertainment Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[1]	¥ 148,283	¥ 52,458	¥ 7,634
Manufacturing Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[2]	35,406	33,579	24,806
Information Technology Communication and Service Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[3]	¥ 20,327	¥ 16,416	¥ 12,363

[1]	Major investments included were as follows: April 1, 2020: Crackle Plus, LLC March 31, 2021: Epic Games, Inc. March 31, 2022: Epic Games, Inc. and Scopely, Inc.
[2]	Major investments included Nichia Corporation.
[3]	Major investments included MBS Media Holdings, Inc.